Other Payables and Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Revenue recognized from contract liabilities	$ 65,951	$ 54,353	$ 27,611